PROSPECTUS SUPPLEMENT
dated October 11, 1999 to:                             56180      10/99
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PUTNAM LATIN AMERICA FUND
PUTNAM ASIA PACIFIC FUND II
PUTNAM INTERNATIONAL FUND
Prospectus dated December 30, 1998

In the section entitled "Who manages each fund?" the second paragraph and related table are replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown:


Manager                     Since  Experience

PUTNAM LATIN AMERICA FUND
Thomas R. Haslett           1998   Employed by Putnam Management since 1996.
Managing Director                  Prior to December 1996, Mr. Haslett was
                                   employed at Montgomery Asset Management. Ltd.

Stephen Oler                1998   Employed by Putnam Management since 1997.
Senior Vice President              Prior to June 1997, Mr. Oler was employed
                                   at Templeton Investments, and prior to March
                                  1996, was employed at Baring Asset Management.

Claudio Brocado             1999   Employed by Putnam Management since 1999.
Vice President                     Prior to August 1999, Mr. Brocado was
                                   engaged as an independent consultant by
                                   Stires, O'Donnell & Co.  Prior to January
                                   1999, he was engaged as an independent
                                   consultant by Coast Partners.  Prior to
                                   November 1997, Mr. Brocado was employed at
                                   Dresdner RCM Global Investors. Prior to
                                   October 1997, Mr. Brocado was employed at
                                   Valores Finamex.

PUTNAM ASIA PACIFIC FUND II

Carmel Peters             1998 Employed by Putnam Management since 1997.
Senior Vice President          Prior to May 1997, Ms.
                               Peters was employed at Wheelock
                               Natwest Investment Management,
                               Hong Kong, and prior to February
                               1996, Ms. Peters was employed at
                               Rothschild Asset Management Asia
                               Pacific, Hong Kong.

Paul C. Warren            1999 Employed by Putnam Management since 1997.
Senior Vice President          Prior to May 1997, Mr.
                               Warren was employed at IDS Fund
                               Management, prior to August 1994,
                               he was employed at Pilgrim Baxter
                               Associates and prior to March
                               1994, he was employed at
                               Prudential Asia.

PUTNAM INTERNATIONAL FUND

Justin Scott      1995    Employed by Putnam Management since 1988.
Managing Director

Geirluv Lode      1999    Employed by Putnam Management since 1997.
Senior Vice President     Prior to July 1997, Mr. Lode was employed at
                          Chancellor Lgt. Asset Management.
                          Prior to May 1995, Mr. Lode was employed at
                          Frank Russell Co   .